SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037

=====================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                        Pre-Effective Amendment No.                       [ ]


                         Post Effective Amendment No. 55                  [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF  1940   [ ]


                                 Amendment No. 56                    [X]


                        (Check appropriate box or boxes)
                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                              479 West 22nd Street
                               New York, NY 10011

               Registrant's Telephone Number, including Area Code:
                                 (212) 633-9700

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                              479 West 22nd Street
                               New York, NY 10011

                     (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104
                            ------------------------

It is proposed that this filing will become effective  (check  appropriate box)

     [ ] Immediately upon filing pursuant to paragraph (b)
     [X] On November 30, 1998 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] On             pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] On             pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    500 North Valley Mills Drive, Suite 208
                                 P.O. Box 8175
                              Waco, TX 76714-8175
                                 (817) 751-0555

     The ACADEMY VALUE FUND (the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The Fund seeks to achieve its objective by investing principally in common stocks. Academy Capital Management, Inc. (the "Advisor") serves as investment advisor to the Fund.


     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information ("SAI") dated November 30, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. This SAI is available without charge upon written request to the Fund at the address or telephone number given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.



TABLE OF CONTENTS


Expense Table                                                   2
Financial Highlights                                            3
Objective and Investment Approach of the Fund; Risk Factors     3
Management of the Fund                                          6
Distribution Plan                                               7
How to Invest in the Fund                                       7
How to Redeem an Investment in the Fund                         8
Services Available to the Fund's Shareholders                   9
How the Fund's Per Share Value is Determined                   10
Dividends,     Distributions and Taxes                         10
General Information                                            11



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated November 30, 1998


EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. The Fund has adopted a plan of distribution under which the Fund will pay the Advisor as Distribution Coordinator a fee at an annual rate of up to 0.25% of the Fund's average daily net assets. A long-term shareholder may pay more, directly and indirectly, in sales charges and such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers, Inc. Shares will be redeemed at net asset value per share.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases              None
Maximum Sales Load Imposed on Reinvested Dividends   None
Deferred Sales Charges                               None
Redemption Fees                                      None

Annual Fund Operating Expenses
 (As a percentage of average net assets)
Investment Advisory Fee                              1.00%*
12b-1 Fee                                            0.25%
Other Expenses                                       0.75%*
Total Fund Operating Expenses                        2.00%*

     *The Advisor has voluntarily agreed to limit the Fund's annual expense ratio to 2.00%. In addition, the Advisor has voluntarily agreed to waive its advisory fee until the Fund's expense ratio declines to 1.30% of average daily net assets annually. Total Fund operating expenses shown reflect the advisory fee waiver and expense reimbursement for the current fiscal year. In the absence of this waiver, the Fund's expense ratio for the fiscal year ended August 31, 1998 would have been 2.88%.

Example

     This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

    1 year    3 years    5 years    10 years

    $20       $63        $108       $233

     The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

     The  ACADEMY   VALUE  FUND  (the  "Fund")  is  a   diversified   series  of
Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares may be purchased and redeemed without a sales or redemption charge at their net asset value. The minimum initial investment is $1,000 with subsequent investments of $100 or more ($500 and $100, respectively, for retirement plans).

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period.

     The following information has been audited by Ernst & Young LLP, independent auditors, whose unqualified report covering the fiscal period ended August 31, 1998 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and acccompanying notes which appear in the Fund's annual report to shareholders and which are incorporated by reference into the SAI. Further information about the Fund's performance is contained in its annual report to shareholders, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.




                                                 Year Ended August 31,          December 9, 1994*
                                                                            through
                                        1998        1997        1996        August 31,1995

Net asset value, beginning of period        $14.56      $11.36      $11.60      $10.00
Income from investment operations:
Net investment income (loss)                  0.04       (0.03)       0.01        0.03
Net realized and unrealized (loss) gain
  on investments                             (3.28)       3.23       (0.10)       1.57
Total from investment operations             (3.24)       3.20       (0.09)       1.60
Less distributions:
From net investment income                    0.00        0.00       (0.03)       0.00
From net capital gains                       (1.30)       0.00       (0.12)       0.00
Total distributions                          (1.30)       0.00       (0.15)       0.00
Net asset value, end of period              $10.02      $14.56      $11.36      $11.60

Total return                                (24.16)%     28.17%      (0.64)%     22.68%

Ratios/supplemental data:
Net assets, end of period (millions)        $ 5.5       $ 6.3       $ 4.7       $ 3.2

Ratio of expenses to average net assets:
Before expense reimbursement and waived fee   2.88%       3.42%       3.39%       5.20%+
After expense reimbursement and waived fee    1.82%       2.00%       2.00%       2.00%+

Ratio of net investment income (loss) to
     average net assets:
Before expense reimbursement and waived fee  (0.73)%     (1.67)%     (1.20)%     (2.62)%+
After expense reimbursement and waived fee    0.33%      (0.24)%      0.18%       0.64%+

Portfolio turnover rate                      39.56%      49.72%      27.71%      13.26%


*Commencement of operations.

+Annualized.



OBJECTIVE AND INVESTMENT APPROACH OF THE FUND; RISK FACTORS

     The investment objective of the Fund is growth of capital. The Fund pursues its objective by investing principally in common stocks and, in normal market conditions, at least 70% of the value of the Fund's total assets will be invested in common stocks. The Fund also may invest in preferred stocks, warrants, convertible debt obligations, and other debt obligations that, in the Advisor's opinion, offer the possibility of capital growth. There is, of course, no assurance that the Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed, they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and in no more than 10% of the voting securities of a single issuer.

     Investment Approach. The Advisor utilizes a value discipline of investment management characterized by purchasing undervalued securities whose share price, in the Advisor's opinion, does not reflect the intrinsic value of the companies' assets and/or continuing operations. The discipline is to focus on undervalued securities with the intent to purchase and hold until such time as the true value of the firm is recognized by the investment community.

     The Advisor conducts a computerized screening process which lists securities having fundamental characteristics that are undervalued when compared to the market as a whole. The screening process takes into account fundamental characteristics including price/earnings, price/book, price/sales, and price/cash flow ratios. Other factors include total market value, capital structure, relative historical valuation, management expertise, and trading volume. Each security is analyzed individually in terms of industry structure, management quality, company history, market position, dividend history, product mix, and investment community perception of the company. Technical analysis is also used to aid in determining the best purchase and sale price of a particular security. The Fund's portfolio generally will consist of a mix of large, medium and small capitalization securities.

     During those times when equity securities cannot be found that meet the Advisor's investment criteria, for temporary defensive purposes or pending longer-term investment, the Fund may invest any amount of its assets in short-term money market instruments, including securities issued by the U.S. Government, its agencies and instrumentalities or other such instruments rated in the top two grades by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if unrated, instruments deemed to be of comparable quality by the Fund's Advisor.

     Repurchase Agreements. The Fund may enter into repurchase agreements in order to earn additional income on available cash, or as a defensive investment in periods when the Fund is primarily invested in short-term maturities. A repurchase agreement is a short-term investment in which the Fund acquires ownership of a U.S. Government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and the most creditworthy registered securities dealers pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions, and the Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

     Illiquid and Restricted Securities. The Fund may not invest more than 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and
(iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but the Trustees may determine them to be liquid based on the applicable trading markets.

     Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers, including American Depositary Receipts with respect to securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may also invest without limit in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

     Short Sales. The Fund may engage in short sales of securities. In a short sale, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     The Fund also must segregate liquid assets equal to the difference  between
(a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain the segregated assets at such a level that the amount segregated in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

     Options Transactions. The Fund may buy call and put options on individual securities, stock indices and index futures and write covered call and put options, and engage in related closing transactions. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in the price of the underlying security. A put option sold by the Fund is covered when, among other things, liquid assets are segregated with the Fund's custodian to fulfill the obligation undertaken.

     To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Risk Factors. Securities in which the Fund invests, and its share price and returns, are subject to fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of debt securities changes as interest rates fluctuate, and in general, the longer the remaining maturity of a debt security, the greater the effect of changes in interest rates on its market value. Debt securities are also subject to credit risk relative to the ability of the issuer to make timely interest payments and repay principal upon maturity. To the extent the Fund invests in undervalued companies, there may be a substantial time period before the securities of such companies return to price levels believed by the Advisor to represent their true value. Therefore an investment in the Fund is more suitable for longer-term investors seeking capital growth who can bear the risk of short-term fluctuations in principal and net asset value.

     The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND

     The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. Academy Capital Management, Inc., 500 North Valley Mills Drive, Suite 208, Waco, TX 76710, the Fund's Advisor, has been in the investment advisory business since 1986. The Advisor provides investment advisory services to individual and institutional investors, and manages assets of over $180 million. The Advisor is controlled by Mr. Joel Adam and Mr. Scott Granowski. Mr. Joel Adam and Mr. Danny Boyce, who joined the Advisor in 1994, are responsible for management of the Fund's portfolio.

     The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.


     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that Agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:


Average net assets of the Fund   Fee or fee rate

Under $15 million                $30,000

$15 to $50 million               0.20% of average daily net assets

$50 to $100 million              0.15% of average daily net assets

$100 to $150 million             0.10% of average daily net assets

Over $150 million                0.05% of average daily net assets

     The Fund is responsible for its own operating expenses. The Advisor has voluntarily undertaken to limit the Fund's operating expenses to 2.00% of the Fund's average daily net assets annually and has further agreed to waive its advisory fee until the Fund's expense ratio declines to 1.30% of average daily net assets annually. This undertaking may be modified or withdrawn by the Advisor upon notice to shareholders. The Advisor also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable law. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.

     The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the SAI, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

DISTRIBUTION PLAN


     The Fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that the Fund will pay distribution and related expenses of up to an annual rate of 0.25% of the Fund's average daily net assets to the Advisor as Distribution Coordinator. Expenses permitted to be paid by the Fund under its Plan include: preparation, printing and mailing of prospectuses; shareholder reports such as semiannual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.


     The Advisor, out of its own funds, also may compensate broker-dealers who have signed dealer agreements for the distribution of the Fund's shares as well as other service providers who provide shareholder and administrative services.

HOW TO INVEST IN THE FUND

     The minimum initial investment is $1,000. Subsequent investments must be at least $100. Investments by retirement plans may be for minimums of $500 and $100, respectively. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of securities, provided that any such securities are consistent with the Fund's investment objective and policies, are acquired for investment and not resale, and are liquid, unrestricted and have a readily determinable value by an exchange or NASDAQ listing.

     Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. Orders received after the time of the next determination of the Fund's net asset value will be entered at the next calculated net asset value. Investors may be charged a fee if they effect a transaction in Fund shares through a broker or agent.

     Investors may purchase shares of the Fund by check or wire:

     By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed Account Application, together with a check payable to "Academy Value Fund," should be mailed to Academy Value Fund, P.O. Box 640856, Cincinnati, OH 45264-0856.

     Subsequent investments should be made by check payable to "Academy Value Fund," and mailed to the address indicated above in the envelope provided. The investor's account number should be written on the check.

     By Wire: For initial investments, before wiring funds, an investor should call (800) 282-2340 to advise that an initial investment will be made by wire and to receive an account number. The Transfer Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application (included with this Prospectus), including the date and the order confirmation number on the Account Application. The completed Account Application should be mailed to the address shown at the top of the Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name to the Fund, as follows:

                    Star Bank, N.A. Cinti/Trust
                    ABA Routing Number: 0420-0001-3 DDA# 48389-7906
                    for further credit to Academy Value Fund
                    Account Number [Name of Shareholder]

     For subsequent investments,  the investor should call the Transfer Agent at
(800) 282-2340 before the wire is sent. Failure to do so will cause the purchase to be credited the next day, when the Transfer Agent receives notice of the wire. The investor's bank should wire funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

     General. Payment of proceeds from redemption of shares purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

     Federal tax laws require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

     The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

     A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange ("NYSE") is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

     Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.
Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.
     Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) 282-2340 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

     By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. Neither the Fund nor the Transfer Agent will be liable for any loss, expense, or cost arising out of any telephone redemption request, including any fraudulent or unauthorized requests that are reasonably believed to be genuine, provided that such procedures are followed. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

     General. Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

     Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $1,000 before the Fund takes any action.

SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

     Retirement Plans. The minimum initial investment for such plans is $500, with minimum subsequent investments of $100. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.

     Check-A-Matic Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $100), as if the shareholder had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

     Systematic Withdrawal Program. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

     A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if withdrawals exceed the increase in the value of the shareholder's account, the account ultimately may be depleted.

HOW THE FUND'S PER SHARE VALUE IS DETERMINED


     The net asset value of a Fund share is determined once daily as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.


     Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. Dividends from net investment income are declared and paid at least annually, typically after the end of the Fund's fiscal year (August 31). Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution in December of any undistributed net investment income as well as any additional undistributed capital gains earned during the 12-month period ended each October 31.

     Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.


     Taxes. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, and dividends paid on short sales, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains distributions are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the SAI. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Fund.


GENERAL INFORMATION

     The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on August 31.

     Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

     Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations through the most recent calander quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

     Year 2000. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor, and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

     Custodian and Transfer Agent; Shareholder Inquiries. Star Bank, N.A., 425 Walnut St., Cincinnati, OH 45202, serves as custodian of the Fund's assets. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 is the Fund's Transfer Agent. Shareholder inquiries should be directed to the Transfer Agent at (800) 282-2340.

Advisor
Academy Capital Management
500 North Valley Mills Drive
Suite 208
Waco, TX 76710
(817) 751-0555



Distributor
First Fund Distributors, Inc.
4455 E. Camelback Road
Suite 261E
Phoenix, AZ 85018



Custodian
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202



Transfer Agent
American Data Services, Inc.
P. O. Box 5536
Hauppauge, NY 11788-0132



Independent Auditors
Ernst & Young LLP
515 South Flower Street
Los Angeles, CA 90071



Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California Street
San Francisco, CA 94104






Prospectus



November 30, 1998

                               TRENT EQUITY FUND
                         3101 N. Elm Street, Suite 150
                        Greensboro, North Carolina 27408
                                 (336) 282-9302

The investment objective of the Trent Equity Fund (the "Fund") is to seek capital appreciation, both realized and unrealized, through investments in equities, consisting of common and preferred stocks and securities convertible into common stock. Current income will be of secondary importance. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. Trent Capital Management, Inc. (the "Advisor") serves as investment advisor to the Fund.


This Prospectus sets forth the basic information you should know before investing in the Fund. You should read it and keep it for future reference. The Fund is a series of Professionally Managed Portfolios (the "Trust). A Statement of Additional Information ("SAI") dated November 30, 1998 containing additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this Prospectus in its entirety. A copy of the SAI is available without charge upon request to the Fund at the address or telephone number given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.




TABLE OF CONTENTS

Expense Table                                     2
Financial Highlights                              3
Investment Objective and Approach                 4
Risk Factors                                      5
Management of the Fund                            6
How to Invest in the Fund                         6
How to Redeem an Investment in the Fund           7
Services Available to the Fund's Shareholders     9
How the Fund's Per Share Value is Determined      9
Dividends, Distributions and Taxes                9
General Information                              10


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated November 30, 1998


EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.


Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases              None

Maximum Sales Load Imposed on Reinvested Dividends   None

Deferred Sales Load                                  None

Redemption Fee                                       None


Annual Fund Operating Expenses
 (As a % of average net assets)

Investment Advisory Fee Rate                         1.15%
Administration Fee                                   0.25%
Other Expenses (after reimbursement)                 0.60%
Total Fund Operating Expenses
 (after expense reimbursement)                       2.00%**


**The Advisor is currently limiting the Fund's annual operating expenses to 2.00% of average net assets. Without the Advisor's voluntary limitation, Total Fund Operating Expenses would have been 3.08% of average daily net assets for the fiscal year ended August 31, 1998.


EXAMPLE

This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period:


     1 year     3 years     5 years     10 years

     $20        $63         $108        $233


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund" on page 6.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the fiscal year.

The following information has been audited by Tait, Weller, & Baker, independent accountants, whose unqualified report covering the periods indicated below is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and acccompanying notes which appear in the Fund's annual report to shareholders and which are incorporated by reference into the SAI. Further information about the Fund's performance is contained in its annual report to shareholders, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.






                                                                                               September 2,1992* through
                                                       Year Ended August 31,
                                                                                               August 31,
                                         1998        1997       1996        1995      1994        1993

Net asset value, beginning of period     $11.90     $ 9.86     $10.24      $11.50     $11.66     $10.00
Income from investment operations:
Net investment loss                       (0.16)     (0.10)     (0.06)       0.00      (0.07)     (0.08)
Net realized and unrealized gain
  on investments                           0.49       2.14       0.67        0.67       0.15       1.76
Total from investment operations           0.33       2.04       0.61        0.67       0.08       1.68
Less distributions:
From net investment income                 0.00       0.00       0.00        0.00       0.00      (0.01)
From capital gains                         0.00       0.00      (0.99)      (1.93)     (0.24)     (0.01)
Total distributions                        0.00       0.00      (0.99)      (1.93)     (0.24)     (0.02)
Net asset value, end of period           $12.23     $11.90     $ 9.86      $10.24     $11.50     $11.66

Total return                               2.77%     20.69%      7.23%       9.38%      0.64%     16.91%+

Ratios/supplemental data:

Net assets, end of period (millions)     $ 3.2      $ 3.3      $ 3.0       $ 3.8      $ 3.9      $ 4.7

Ratio of expenses to average net assets:
Before expense reimbursement               3.08%      3.48%      3.63%       3.65%      3.16%      3.33%+0
After expense reimbursement                2.00%      2.00%      2.10%       1.85%      1.85%      2.54%+0
Ratio of net investment
          loss to average net assets:
Before expense reimbursement              (2.23)%    (2.25)%    (2.15)%     (2.00)%    (1.68)%    (1.84)%+0
After expense reimbursement               (1.15)%    (0.76)%    (0.62)%     (0.15)%    (0.36)%    (1.05)%+0

Portfolio turnover rate                   41.14%     43.81%     59.33%      46.52%    149.25%    315.38%



*Commencement of operations.

+Annualized.

0Excludes taxes and tax reimbursements of 2.84% of average daily net assets on an annualized basis.


INVESTMENT OBJECTIVE AND APPROACH

The Fund's investment objective is to seek capital appreciation, both realized and unrealized. The Fund will seek to attain its objective by investing in equities. The Fund does not expect to use market timing techniques or make frequent changes in asset allocation. In most instances, particularly when the Advisor believes that long term capital appreciation can be achieved without excessive levels of market risk, the Fund will be fully invested in equities. In addition to common stocks, the Fund may hold preferred stock and instruments convertible into common stock. The Fund's objective may not be altered without the prior approval of a majority of the Fund's shareholders.

The process of selecting common stocks for the Fund primarily involves analysis of the fundamentals of individual stocks. Factors considered by the Fund in selecting stocks include price, earnings expectations, earnings and price histories, cash flow, balance sheets and management. Macroeconomic considerations, though important, are of secondary importance.

The Fund is diversified which, under applicable federal law, means that as to 75% of its total assets, no more than 5% may be invested in securities of a single issuer and it may hold no more than 10% of the voting securities of a single issuer. The Advisor does, however, expect to limit the holdings in the Fund's portfolio to less than 35 holdings under normal circumstances, in the belief that having a small number of positions leads to the potential for superior capital appreciation.

Under normal market conditions, a portion of the Fund's assets will be held in money market instruments for cash awaiting investment, to allow for shareholder redemptions, and to provide for Fund operating expenses. As a temporary defensive measure, when the Advisor determines that market conditions warrant, the Fund may invest up to 100% of the Fund's assets in money market instruments. To the extent the Fund invests its assets in money market instruments it is not pursuing its stated investment objective.

While portfolio securities are generally acquired for the long term, they may be sold under some of the following circumstances when the Advisor believes that:
(a) the anticipated price appreciation has been achieved or is no longer probable; (b) alternate investments offer superior total return prospects; or
(c) the risk of decline in market value is increased.

Equity Selection. The Fund's portfolio will be comprised principally of common stocks traded on the New York Stock Exchange ("NYSE"), American Stock Exchange or on the over-the-counter market. The Advisor will avoid concentration of the Fund's portfolio in any one industry or group of industries. The level of dividends paid by securities in the Funds portfolio will be of secondary importance, since current income is not a primary objective. As a majority of the Fund's portfolio will be comprised of common stocks traded on the NYSE and American Stock Exchange, the market capitalization of securities selected for inclusion in the Fund's portfolio will typically be medium to large capitalization.

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund. Money market instruments will mature in thirteen months or less from the date of purchase and may include the U.S. Government securities and corporate debt securities described below (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks and commercial paper (including variable amount demand master notes) rated in the highest rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated AA or better by Moody's or S&P or, if not so rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in fixed income securities and cash equivalents, even to the extent that 100% of Fund assets may be so invested. U.S. Government securities include direct obligations of the U.S. Treasury, securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, or any of the foregoing subject to repurchase agreements. (See "Repurchase Agreements".)

Repurchase Agreements. The Fund may engage in repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 15% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Foreign Securities. The Fund may invest up to 10% of its assets in U.S. dollar denominated securities of foreign issuers, including American Depositary Receipts ("ADRs") with respect to securities of foreign issuers. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.

There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions.

RISK FACTORS

The major portion of the Fund's portfolio normally consists of common stocks, which are subject to market risks that cause their prices to fluctuate over time. Thus, the Fund's net asset value will be expected to fluctuate, and Fund shares when redeemed may be worth more or less than their original cost.

Borrowing. The Fund may borrow, temporarily, up to 10% of its total assets for extraordinary purposes or to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. Any such borrowing will be repaid prior to making any additional investments. The Fund will borrow only from a bank. The Fund will not make any further investments if the borrowing exceeds 5% or more of its assets until such time as repayment has been made to bring the total borrowing below 5% of its assets.

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. The Advisor was organized as a corporation in 1987 and is registered as an investment advisor under the Investment Advisers Act of 1940. Mr. Robert
V. May, Mr. David C. Millikan and Mr. James Folds are control persons of the Advisor. Mr. May is responsible for day to day management of the Fund's portfolio and has been associated with the Advisor since 1990.

As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.15% annually.


Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator. Under that Agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee equal to the greater of 0.25% of the Fund's average daily net assets annually or $15,000.


The Fund is responsible for its own operating expenses. The Advisor may reimburse amounts to the Fund at any time in order to reduce the Fund's expenses. Currently, the Advisor is limiting the Fund's annual operating expenses to 2.00% of average daily net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.

The  Advisor may in its  discretion  and out of its own funds  compensate  third
parties,   such  as  financial   planners,   advisors,   brokers  and  financial
institutions, for sales and marketing assistance with respect to the Fund.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the SAI, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.


HOW TO INVEST IN THE FUND

The minimum initial investment is $1,000. Subsequent investments must be at least $500, except that the minimum subsequent investment made through the Automatic Investment Plan is $250. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans.

Investors may purchase shares of the Fund by check or wire:

By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed Account Application, together with a check payable to "Trent Equity Fund," should be mailed to: Trent Equity Fund, P.O. Box 640856, Cincinnati, OH 45264-0856. A purchase order sent by overnight mail should be sent to Trent Equity Fund, P.O. Box 5536 Hauppauge, NY 11788-0132.

For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to "Trent Equity Fund," mailed to the Transfer Agent in the envelope provided at the address indicated above. The investor's account number should be written on the check.

By Wire: For initial investments, before wiring funds, an investor should call the Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00
p.m. Eastern time, on a day when the NYSE is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, Attn: Trent Equity Fund, DDA #483898011, for credit to Trent Equity Fund, for further credit to [investor's name and account number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.

For subsequent investments, an investor should call the Transfer Agent at (800) 282-2340 before the wire is sent. Failure to do so will cause the purchase to be credited the next day, when the Transfer Agent receives notice of the wire. The investor's bank should wire funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

Payment of proceeds from redemption of shares purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the NYSE (normally 4:00 p.m., Eastern time), Fund shares will be purchased at the net asset value determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the net asset value determined as of the close of trading on the NYSE on the next business day.

Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.


HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should (a) state the number of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as recorded on the account registration. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the NYSE is open by calling the Fund's Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders. Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity.

General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $1,000 before the Fund takes any action.

SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

Retirement Plans. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor with respect to other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.

Automatic Investment Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (not less than $250, unless waived), as if the shareholder had written it himself. Upon receipt of the check, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing.

Systematic Withdrawal Program. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if withdrawals exceed the increases in the value of the shareholder's account, the account ultimately may be depleted.


HOW THE FUND'S PER SHARE VALUE IS DETERMINED


The net asset value of a Fund share is determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.


Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Dividends from net investment income are declared and paid at least annually, typically at the end of the Fund's fiscal year (August31). Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution in December of any undistributed net investment income as well as any additional undistributed capital gains earned during the 12-month period ended each October31. Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gain distributions are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions.

Additional information about taxes is set forth in the SAI. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Fund.


GENERAL INFORMATION

The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year end of the Fund is August 31.

Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (for example, approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (for example, election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Year 2000. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor, and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

Shareholder Inquiries. Shareholder inquiries should be directed to the Fund at the number shown on the cover of the Prospectus.

Advisor
Trent Capital Management, Inc.
3101 N. Elm Street, Suite 150
Greensboro, North Carolina  27408
(336) 282-9302
-
Distributor
First Fund Distributors, Inc.
4455 E. Camelback Road, Suite 261E
Phoenix, Arizona  85018
-
Custodian
Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio  45202
-
 Transfer Agent
American Data Services, Inc.
P. O. Box 5536
Hauppauge, NY 11788-0132
Account Inquiries
(800) 282-2340
-
Auditors
Tait, Weller & Baker
8 Penn Center Plaza
Philadelphia, Pennsylvania 19103
-
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
345 California Street
San Francisco, California 94104






PROSPECTUS


November 30, 1998

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 30, 1998


                               ACADEMY VALUE FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                      500 North Valley Mills Dr., Ste. 208
                               Waco, TX 76714-8175
                                 (817) 751-0555



         This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus of the Academy Value Fund (the "Fund"). A copy of the Fund's Prospectus dated November 30, 1998 is available by calling (817) 751-0555 or (800) 282-2340.




                                TABLE OF CONTENTS


The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-5
Distributions and Tax Information...............................................................................B-7
Trustees and Executive Officers.................................................................................B-9
Investment Advisor.............................................................................................B-11
The Fund's Administrator.......................................................................................B-12
The Fund's Distributor.........................................................................................B-12
Execution of Portfolio Transactions............................................................................B-13
Additional Purchase and Redemption Information.................................................................B-14
Determination of Share Price...................................................................................B-15
Performance Information........................................................................................B-16
General Information............................................................................................B-17
Financial Statements...........................................................................................B-18



Academy  SAI                                          B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, Academy Capital Management, Inc. (the "Advisor") seeks to minimize the risk of loss through repurchase agreements

Academy  SAI                                          B-2
by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

         The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will designate liquid securities equal in value to commitments for when-issued securities.

Foreign Investments

         The Fund may invest up to 25% of its assets in U.S. dollar denominated securities of foreign issuers, including American Depositary Receipts issued with respect to such securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign

Academy  SAI                                          B-3
countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

Options on Securities

         The Fund may engage in certain purchases and sales of options on securities. The Fund may write (i.e., sell) call options ("calls") on equity securities if the calls are "covered" throughout the life of the option. A call is "covered" if the Fund owns the optioned securities. When the Fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the Fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         The Fund may purchase a call on securities to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the Fund on which it wishes to terminate its obligation. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the Fund expires (or until the call is exercised and the Fund delivers the underlying security).

Academy  SAI                                          B-4

         The Fund also may write and purchase put options ("puts"). When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. When the Fund writes a put, it will at all times during the option period segregate liquid assets equal in value to the exercise price of the put.

         The Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

         The Fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the Fund as written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the Fund. Until the underlying securities are released from escrow, they cannot be sold by the Fund.

         In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.


Academy  SAI                                          B-5

         2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

               (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S.
Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options or repurchase transactions.

         7. Invest in any issuer for purposes of exercising control or management.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         1. Invest in securities of other investment companies or purchase any other investment company's voting securities or make any other investment in any other investment in other investment companies except to the extent permitted by federal law.

         2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         If a percentage restriction described in the Prospectus or this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise noted.


Academy  SAI                                          B-6

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income in December of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses, and dividends paid on short sales. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted

Academy  SAI                                          B-7
with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gain distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Academy  SAI                                          B-8

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, NY 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 09/12/43 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).


Academy  SAI                                          B-9

Wallace L. Cook, 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 05/23/38 Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (asset management computer and software products). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 06/01/44 Trustee

1191 Valley Road, Clifton, NJ 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky*, 6/17/47, Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger*, 11/17/56 Secretary

479 West 22nd St., New York, NY 10011. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*, 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. President of The Wadsworth Group since 1982, President of ICA and FFD since 1990.


*Indicates an "interested person" of the Trust as defined in the 1940 Act.



         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other

Academy  SAI                                          B-10
compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Name of Trustee                     Total Annual Compensation

Dorothy A. Berry                    $25,000
Wallace L. Cook                     $20,000
Carl A. Froebel                     $20,000
Rowley W.P. Redington               $20,000

         As of the date of this SAI, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund. During the fiscal period ended August 31, 1998, trustees fees and expenses of $4,103 were allocated to the Fund.


                               INVESTMENT ADVISOR

         As stated in the Prospectus, investment advisory services are provided to the Fund by Academy Capital Management, Inc., the Advisor, pursuant to an Investment Advisory Agreement. The Advisor is controlled by Mr. Joel Adam and Mr. Scott Granowski.


         The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of net assets. In addition, the Advisor has agreed to waive its advisory fee until the Fund's annual operating expense ratio reaches 1.30%. During the fiscal year ended August 31, 1996, the Advisor waived its fee ($42,121) and reimbursed the Fund for additional operating expenses in the amount of $16,265. During the fiscal year ended August 31, 1997, the Advisor also waived its fee ($51,052) and reimbursed the Fund for additional operating expenses in the amount of $21,742. During the fiscal year ended August 31, 1998, the Advisor waived its fee ($66,690) and reimbursed the Fund for additional operating expenses in the amount of $954.


         The use of the name "Academy" by the Fund is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Academy."

         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


Academy  SAI                                          B-11

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, Prospectuses, SAIs, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate:

Average net assets                          Fee or fee rate

Under $15 million                           $30,000
$15 to $50 million                          0.20% of average net assets
$50 to $100 million                         0.15% of average net assets
$100 million to $150 million                0.10% of average net assets
Over $150 million                           0.05% of average net assets


During the fiscal years ended August 31, 1996, 1997 and 1998, the Administrator received fees of $30,082, $30,000 and $30,000, respectively.


                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

         The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution

Academy  SAI                                          B-12

Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. During the fiscal year ended August 31, 1998, the Fund paid $16,673 in distribution fees, of which $14,662 was paid out as compensation to sales personnel, $49 was for reimbursement of printing expenses and $1,962 was for reimbursement of advertising expenses.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Adviser will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be

Academy  SAI                                          B-13
useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.

         The Fund does not use the Distributor to execute its portfolio transactions. During the Fund's fiscal years ended August 31, 1996 and 1997, aggregate brokerage commissions paid by the Fund were $4,848 and $9,971, respectively. During the Fund's fiscal year ended August 31, 1998, aggregate brokerage commissions paid by the Fund were $17,418, of which $8,382 was paid to brokers who furnished research services.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the

Academy  SAI                                          B-14
minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c)for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Check-A-Matic

         As discussed in the Prospectus, the Fund provides a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSEe will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,

Academy  SAI                                          B-15

Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last reported sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the last reported bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last reported bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent year and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:


Academy  SAI                                          B-16

                                  P(1+T)n = ERV

          Where:  P  =  a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T = average annual total return n = number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized.


         The Fund's average annual total return since its inception on December 9, 1994 through the period ending August 31, 1998 was 12.03% and for the 12-month period ending on that date was -24.16%. Certain fees and expenses of the Fund have been reimbursed during this period. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.


                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent.

         Ernst & Young LLP, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker LLP, 345 California St., 29th floor, San Francisco, California 94104, are legal counsel to the Fund.


         On November 3, 1998, the following shareholders owned of record and beneficially more than 5% of the Fund's outstanding shares: Star Bank, N.A., Cust. Joseph . Owens IRA, Waco, TX 76712-6.57%; Star Bank, N.A., Cust. Kerry Irons IRA, Waco, TX 76712-5.61%.


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and

Academy  SAI                                          B-17
reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS


         The annual report to shareholders for the Fund for the fiscal year ended August 31, 1998 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this SAI.



Academy  SAI                                          B-18

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 30, 1998


                                TRENT EQUITY FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          3101 North Elm St. Suite 150
                              Greensboro, NC 27455
                                 (910) 282-9302



         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Trent Equity Fund (the "Fund"). A copy of the Fund's Prospectus dated November 30, 1998 is available by calling the number listed above or (800) 385- 7003.



                                TABLE OF CONTENTS

The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-4
Distributions and Tax Information...............................................................................B-6
Trustees and Executive Officers.................................................................................B-8
Investment Advisor.............................................................................................B-10
The Fund's Administrator.......................................................................................B-10
The Fund's Distributor.........................................................................................B-11
Execution of Portfolio Transactions............................................................................B-11
Additional Purchase and Redemption Information.................................................................B-13
Determination of Share Price...................................................................................B-14
Performance Information........................................................................................B-15
General Information............................................................................................B-16
Financial Statements...........................................................................................B-17


Trent  SAI                                            B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund is a mutual fund with the investment objective of seeking capital appreciation. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities including such repurchase agreements.

         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, Trent Capital Management, Inc. (the Advisor") seeks to minimize the risk of loss through repurchase agreements

Trent  SAI                                            B-2
by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

         The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will designate liquid securities equal in value to commitments for when-issued securities.

Foreign Securities

         The Fund may invest up to 10% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may

Trent  SAI                                            B-3
be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

         Securities of foreign issuers may be held by the Fund in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

              (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

Trent  SAI                                            B-4

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, or sell securities short (except for short sales "against the box"). (The Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell commodities or commodity contracts (except that the Board of Trustees may authorize the Fund to engage in certain activities involving futures for bona fide hedging purposes).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S.
Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

         7. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer.

         8. Invest in any issuer for purposes of exercising control or management.

         9. Purchase or sell real estate; however, the Funds may invest in debt securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         1. Invest in securities of other investment companies or purchase any other investment company's voting securities or make any other investment in any other investment in other investment companies except to the extent permitted by federal law.

         2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

         3. Invest more than 10% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).


Trent  SAI                                            B-5

         If a percentage restriction described in the Prospectus or this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income in December of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable

Trent  SAI                                            B-6
year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

         A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.


Trent  SAI                                            B-7

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers and their affiliations and principal occupations for the past five years are set forth below.



Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, NY 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 09/12/43 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).


Trent  SAI                                            B-8

Wallace L. Cook, 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 05/23/38 Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (asset management computer and software products). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 06/01/44 Trustee

1191 Valley Road, Clifton, NJ 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky*, 6/17/47, Treasurer

2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger*, 11/17/56 Secretary

479 West 22nd St., New York, NY 10011. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*, 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. President of The Wadsworth Group since 1982, President of ICA and FFD since 1990.


*Indicates an "interested person" of the Trust as defined in the 1940 Act.


         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Trent  SAI                                            B-9

Name of Trustee                     Total Annual Compensation

Dorothy A. Berry                    $25,000
Wallace L. Cook                     $20,000
Carl A. Froebel                     $20,000
Rowley W.P. Redington               $20,000

During the fiscal year ended August 31, 1998, trustees fees and expenses of $3,815 were allocated to the Fund. As of November 3, 1998, Star Bank, N.A., custodian for the IRA account of Mr. Robert V. May, a principal of the Advisor, owned 6.52% of the Fund's outstanding shares; as of the same date, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund.


                               INVESTMENT ADVISOR

         The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor acts as investment advisor to the Fund.

         Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly fee based upon the average daily net assets of the Fund at the annual rate of 1.15%.


         For the fiscal year ended August 31, 1996, the Advisor waived its advisory fee ($36,682) and reimbursed operating expenses in the amount of $12,184. For the fiscal year ended August 31, 1997, the Advisor waived its advisory fee ($37,134) and reimbursed operating expenses in the amount of $47,895. For the fiscal year ended August 31, 1998, the Fund paid the Advisor $43,550 in advisory fees. For the same period, the Advisor reimbursed operating expenses in the amount of $32,486.


         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the Agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and

Trent  SAI                                            B-10

Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, Prospectuses, SAIs, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.25% of the Fund's average daily net assets or $15,000.

         During the fiscal years ended August 31, 1996, 1997 and 1998, the Administrator received fees of $12,289, $7,925 and $6,692, respectively. The Administrator waived a portion of its fees for the fiscal years ended August 31, 1996, 1997 and 1998.

                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc., (the "Distributor"), a corporation owned by Messrs Banhazl, Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers will be used to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the

Trent  SAI                                            B-11
underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such

Trent  SAI                                            B-12
security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.


         The Fund does not use the Distributor to execute its portfolio transactions. During the fiscal years ended August 31, 1996 and 1997, brokerage commissions paid by the Fund on its portfolio transactions totaled $5,943 and $6,509, respectively. During the fiscal year ended August 31, 1998, brokerage commissions paid by the Fund on its portfolio transactions totaled $4,419, of which $313 was paid to brokers who furnished research services.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an

Trent  SAI                                            B-13
investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Automatic Investment Plan

         As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last reported sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the last reported bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last reported bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


Trent  SAI                                            B-14

                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

Where:  P  =  a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T = average annual total return n = number of years
          ERV =  ending redeemable value of the hypothetical $1,000 purchase at the end of the period

         Aggregate total return is calculated in a similar manner, except that the results are not annualized.

         Performance results reflect the total returns of a predecessor limited partnership managed by the Advisor prior to the effective date of the Fund's initial registration statement, which was September 2, 1992. The limited partnership returns were restated to reflect all fees and expenses applicable to the Fund. If the limited partnership had been registered as an investment company under the federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies. The inception date of the limited partnership was August 13, 1990.


Trent  SAI                                            B-15

         For the one year and five year periods ended August 31, 1998, and from its inception on August 13, 1990 through August 31, 1998, the Fund's average annual total returns were 2.77%, 7.92% and 11.48%, respectively. Certain fees and expenses of the Fund have been reimbursed during this period. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.


                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent.

         Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103 are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker LLP, 345 California St., 29th floor, San Francisco, California 94104, are legal counsel to the Fund.


         On November 3, 1998, the following shareholders owned of record and beneficially more than 5% of the Fund's outstanding shares: Star Bank, N.A. Cust. for William M McCormack IRA, Apopka, FL 32712 - 14.48%; Star Bank N.A. Cust. for Robert V. May IRA, Lexington, KY 40502 - 6.52%*. (An asterisk (*) denotes an account affiliated with the Fund's investment advisor, officers or trustees.)


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a

Trent  SAI                                            B-16
shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS


         The annual report to shareholders for the Fund for the fiscal year ended August 31, 1998 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



Trent  SAI                                            B-17

                              PROFESSIONALLY MANAGED PORTFOLIOS

                                         PART C

Item 23.  Exhibits.

                  (1)  Agreement and Declaration of Trust (2)
                  (2)  By-Laws (2)
                  (3) Specimen stock certificate (7)
                  (4) Form of Investment Advisory Agreement (3)
                  (5) Form of Distribution Agreement (3)
                  (6) Not applicable
                  (7) Form of Custodian Agreement with Star Bank, NA (6)
                  (8) (1) Form of Administration Agreement with Investment
                           Company Administration, LLC (4)
                       (2)(a) Fund Accounting Service Agreement with
                              American Data Services (6)
                       (2)(b) Transfer Agency and Service Agreement with
                              American Data Services (6)
                       (3) Transfer Agency and Fund Accounting Agreement with
                           Countrywide Fund Services (5)
                       (4) Transfer Agency Agreement with Provident Financial
                           Processing Corporation(8)

                  (9) Opinion of Counsel(1)


                  (10) Consent of Independent Auditors
                  (11) Not applicable
                  (12) No undertaking in effect
                  (13) Form of Plan pursuant to Rule 12b-1 (3)
                  (14) Financial Data Schedule (filed as Exhibit 27 for
                              electronic filing purposes)
                  (15) Not applicable


1 Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on April 13, 1987.

2 Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.

3 Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.

4 Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.

5 Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.

6 Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.

7 Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.

8 To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

         As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

Item 25.  Indemnification

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

         In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

         With respect to Investment Advisors, the response to this item is incorporated by reference to their Form ADVs as amended:

      Herbert R. Smith & Co, Inc.        File No. 801-7098
      Hodges Capital Management, Inc.    File No. 801-35811
      Perkins Capital Management, Inc.   File No. 801-22888
      Osterweis Capital Management       File No. 801-18395
      Pro-Conscience Funds, Inc.         File No. 801-43868
      Trent Capital Management, Inc.     File No. 801-34570
      Academy Capital Management         File No. 801-27836
      Sena, Weller, Rohs, Williams       File No. 801-5326
      Leonetti & Associates, Inc.        File No. 801-36381
      Lighthouse Capital Management      File No. 801-32168
      Yeager, Wood & Marshall, Inc.      File No. 801-4995
      Harris Bretall Sullivan & Smith    File No. 801-7369
      Pzena Investment Management LLC    File No. 801-50838
      Titan Investment Advisers, LLC     File No. 801-51306
      Pacific Gemini Partners LLC        File No. 801-50007



    With respect to United States Trust Company of Boston,  the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management")of Post-Effective Amendment No. 20 to the Registration Statement.

Item 27.  Principal Underwriters.

         (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

                  Advisors Series Trust
                  Brandes Investment Trust
                  Fleming Mutual Fund Group
                  Fremont Mutual Funds
                  Guinness Flight Investment  Funds
                  Jurika & Voyles Fund Group
                  Kayne  Anderson  Mutual Funds
                  Masters'  Select   Investment   Trust
                  O'Shaughnessy Funds, Inc.
                  PIC  Investment  Trust
                  Purisima Funds
                  Rainier   Investment Management  Mutual  Funds
                  RNC Mutual Fund Group
                  UBS Private Investor Funds

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

         (b)  The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth                         President & Treasurer
         Eric Banhazl                                Vice President
         Steven J. Paggioli                          Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Banhazl serves as Treasurer of the Registrant.

         c.   Incorporated   by  reference  from  the  Statement  of  Additional
Information filed herewith as Part B.


Item 28.  Location of Accounts and Records.

        The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.


Item 30.  Undertakings

          The registrant undertakes:

         (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                                     EXHIBITS


Exhibit No.       Description


99.B10A           Consent of Independent Accountants-Trent Equity Fund
99.B10A           Consent of Independent Accountants-Academy Value Fund
27.__             Financial Data Schedule-Trent Equity Fund
27.__             Financial Data Schedule-Academy Value Fund

                           SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on November 23, 1998.



                              PROFESSIONALLY MANAGED PORTFOLIOS

                                  By  /S/ Steven J. Paggioli
                                      Steven J. Paggioli
                                      President

Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




/S/ Steven J. Paggioli            Trustee       November 23, 1998
Steven J. Paggioli

/S/ Robert Slotky                   Principal     November 23, 1998
Robert Slotky                       Financial
                                    Officer

Dorothy A. Berry                    Trustee       November 23, 1998
*Dorothy A. Berry

Wallace L. Cook                     Trustee       November 23, 1998
*Wallace L. Cook

Carl A. Froebel                     Trustee       November 23, 1998
*Carl A. Froebel

Rowley W. P. Redington              Trustee       November 23, 1998
*Rowley W. P. Redington



* By /S/ Steven J. Paggioli
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995